Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of components of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Schedule of components of intangible assets [Abstract]
Insurance license		$ 63
Longevity pipeline	576	75
Underwriting API	770	53
Longevity API	697
Intangible assets	$ 2,043	$ 191	$ 1,863